DERIVATIVE FINANCIAL INSTRUMENTS (Details 2) (Derivatives not designated as hedging instruments:, Foreign exchange forward contracts, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivatives not designated as hedging instruments: | Foreign exchange forward contracts
Amounts related to derivative instruments affecting the Company's consolidated statements of operations
Amount of Gain (Loss) on Derivatives	$ (11,393,346)	$ 9,475,794	$ (1,590,098)